Share Capital (Details)																												6 Months Ended		12 Months Ended
	Jan. 12, 2026	Mar. 26, 2025 USD ($) $ / shares shares	Dec. 02, 2024 USD ($)	Nov. 14, 2024	Oct. 03, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 21, 2024	May 20, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($) $ / shares shares	Apr. 26, 2024 USD ($) shares	Apr. 10, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) shares	May 02, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) shares	Jan. 24, 2023 USD ($) $ / shares	Sep. 22, 2022 USD ($) $ / shares	Sep. 21, 2022 USD ($) $ / shares	Aug. 11, 2022 USD ($) $ / shares	Apr. 22, 2022	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 19, 2023 shares
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares																													$ 128.45
Common shares issued (in Shares) | shares														294														35,044				704
Purchase price of per share (in Dollars per share) | $ / shares														$ 256.8
Purchase of warrant (in Shares) | shares														289
Price per share (in Dollars per share) | $ / shares														$ 256.675
Gross proceeds														$ 150,000
Prefunded warrant exercised (in Dollars per share) | $ / shares														$ 0.125
Prefunded warrant
Issued common shares (in Shares) | shares								289																						289
Cancelled common shares (in Shares) | shares										9,500										16
Fair value										$ 1,445,188										$ 200,014	$ 528,315
Issued common shares (in Shares) | shares						12,050
Expenses related to the RSUs as consulting fees						$ 900,000
Debt settlement						647,703					$ 353,159																	$ 21,575	(232,375)	$ 27,554	$ 113,037
Share issuance cost																													$ 584,914	$ 728,056
Fair value replacement to the cancelled shares issued																			$ 86,137
Settle the principal amount																	$ 328,000
Overdue fees																	32,960
Conversion value																		$ 360,960
Fair value option agreement																$ 431,149
Weighted average number of ordinary shares outstanding basic (in Shares) | shares																												138,777	30,213	66,688	3,604
General and administrative expenses																												$ 315,859	$ 337,948	$ 1,260,712	$ 323,347
Exercised shares																														12,050	112
Accounting fees																														$ 100,000	$ 100,000
Prepaid expenses																														647,703	647,703
Gain on debt settlement			$ 9,670																											$ 1,205
Reverse stock split	1-for-5			1-for-2			1-for-40
Subscription price per share (in Dollars per share) | $ / shares		$ 21.875
Gross proceeds		$ 320,000
Weighted average number of common shares outstanding diluted (in Shares) | shares																													30,213
Corbo Capital Inc [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares												2,470	294		224
Purchase price of per share (in Dollars per share) | $ / shares												$ 152.125	$ 210.9		$ 507.5
Purchase of warrant (in Shares) | shares												39,897	298		1,170
Price per share (in Dollars per share) | $ / shares												$ 152	$ 210.775		$ 507.375
Gross proceeds												$ 5,000,000	$ 125,000		$ 708,000
Prefunded warrant exercised (in Dollars per share) | $ / shares									$ 0.125			$ 0.125	$ 0.125		$ 0.125
Prefunded warrant															$ 3,370
Issued common shares (in Shares) | shares													1,170																	1,170
Corbo Capital Inc [Member] | Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																														39,897
DRNK Beverage Corp [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares								1,993	1,993
Purchase price of per share (in Dollars per share) | $ / shares								$ 128.875	$ 128.875
Purchase of warrant (in Shares) | shares								9,646	17,405
Price per share (in Dollars per share) | $ / shares								$ 128.75	$ 128.75
Gross proceeds								$ 1,500,000	$ 2,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares					$ 0.003			$ 0.125	$ 0.125
Prefunded warrant
Issued common shares (in Shares) | shares									39,714																					39,714
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares					8,286
Purchase price of per share (in Dollars per share) | $ / shares					$ 31.25
Purchase of warrant (in Shares) | shares					31.247
Gross proceeds					$ 1,500,000
Prefunded warrant exercised (in Dollars per share) | $ / shares					$ 0.003								$ 0.125
Issued common shares (in Shares) | shares					17,405																									17,405
Share issuance cost																														$ 728,056
Halo Collective Inc. (“Halo”) [Member]
Share Capital [Line Items]
Fair value																	$ 314,384
Restricted Stock Units [Member[
Share Capital [Line Items]
Common shares issued (in Shares) | shares																					509	336
Fair value of the granted RSUs						1,547,703													$ 86,137		$ 179,037		$ 774,736	$ 168,000	$ 598,321	$ 212,386
Expenses related to the RSUs as consulting fees						$ 900,000																								798,795	$ 1,249,986
Fair value of RSU																					$ 707,352	$ 774,736
Maximum percentage of issued share capital in qualifying ESOP incentives																												20.00%			20.00%
Granted shares						12,050													112		509		336	24	79	16	198
General and administrative expenses																														$ 561,285
Vesting period																											36 months
Market price per share of RSUs granted (in Dollars per share) | $ / shares						$ 128.44													$ 765		$ 1,387.5		$ 2,302.5	$ 7,001.25	$ 7,562.5	$ 12,875
Exercised shares																					509									12,050	336
Cancelled shares																					380
ESOP [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares																					380
Holigen Limited [Member]
Share Capital [Line Items]
Fair value of the granted RSUs						$ 1,547,703
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share) | $ / shares
Common shares issued (in Shares) | shares		14,628
Prefunded Warrants [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																														298
Prefunded Warrants [Member] | Corbo Capital Inc [Member]
Share Capital [Line Items]
Issued common shares (in Shares) | shares																														9,646
Prefunded Warrants [Member] | Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Purchase of warrant (in Shares) | shares					39,714
Issued common shares (in Shares) | shares																														39,897
Common Shares [Member]
Share Capital [Line Items]
Common shares issued (in Shares) | shares																704	465		112